Equity and Stock-Based Compensation - Assumptions Used in Estimating Fair Value of Stock Options (Detail)	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life in years	2 years 6 months
Risk free interest rate	1.12%
Expected volatility	106.03%